Schedule I - Additional Information of Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
(Loss) income and expenses
Selling and marketing expenses	¥ (1,653,702)	$ (236,476)	¥ (1,367,028)	¥ (1,250,860)
General and administrative expenses	(275,008)	(39,326)	(306,782)	(265,981)
Other operating income	42,241	6,040	53,434	36,264
Interest income	20,503	2,932	26,861	37,875
Share of loss in equity method investment	(67,261)	(9,618)	(64,664)	(50,374)
Other income (loss), net	(10,342)	(1,479)	(41,256)	(5,887)
Net (loss) income	336,288	48,088	(8,229)	(156,250)
Foreign currency translation adjustments	(3,496)	(500)	7,356	8,883
Total comprehensive (loss) income	332,792	47,588	(873)	(147,367)
Parent Company
(Loss) income and expenses
Selling and marketing expenses				(72)
General and administrative expenses	(9,499)	(1,358)	(15,285)	(15,079)
Other operating income	13,355	1,910	18,360	9,512
Interest income	99	14	2
Share of loss in equity method investment			(14,213)	(12,644)
Other income (loss), net	(55,038)	(7,870)	7,921	50,480
Equity in (loss) income of subsidiaries	387,371	55,392	(5,014)	(188,447)
Net (loss) income	336,288	48,088	(8,229)	(156,250)
Foreign currency translation adjustments	(3,496)	(500)	7,356	8,883
Total comprehensive (loss) income	¥ 332,792	$ 47,588	¥ (873)	¥ (147,367)